Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payables [Abstract]
Income tax payable	$ 399,156	$ 111,313
VAT payable	482,587	242,826
Other taxes payable	2,951	2,750
Total taxes payable	$ 884,694	$ 356,889